Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 18—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of FCBC follows.

	December 31,
	2013	2012
Condensed Balance Sheets
Assets:
Cash	$32,572	$9,291
Securities available for sale	449	434
Investment in bank subsidiary	111,121	115,426
Investment in nonbank subsidiaries	12,595	12,585
Other assets	5,210	4,015

Total assets	$161,947	$141,751

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$4,144	$8,344
Subordinated debentures	29,427	29,427
Preferred stock	46,316	23,184
Common stock	114,365	114,365
Accumulated deficit	(10,823)	(14,687)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(4,247)	(1,647)

Total liabilities and shareholders’ equity	$161,947	$141,751

	For the years ended December 31,
	2013	2012
Condensed Statements of Operations
Dividends from bank subsidiaries	$7,888	$4,747
Interest expense	(740)	(833)
Pension expense	(4,072)	(1,257)
Other expense, net	(952)	(854)

Income before equity in undistributed net earnings of subsidiaries	2,124	1,803
Income tax benefit	1,960	1,001
Equity in undistributed net earnings of subsidiaries	2,095	2,775

Net income	$6,179	$5,579

Comprehensive income	$3,579	$4,100

	For the years ended December 31,
	2013	2012
Condensed Statements of Cash Flows
Operating activities:
Net income	$6,179	$5,579
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	(1,620)	959
Equity in undistributed net earnings of subsidiaries	(2,095)	(2,775)

Net cash from operating activities	2,464	3,763
Financing activities:
Proceeds from issuance of preferred stock	23,132	—
Cash dividends paid	(2,315)	(2,084)

Net cash provided by (used for) financing activities	20,817	(2,084)

Net change in cash and cash equivalents	23,281	1,679
Cash and cash equivalents at beginning of year	9,291	7,612

Cash and cash equivalents at end of year	$32,572	$9,291